Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 5: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2018	December 31, 2017	December 31, 2016
Accounts receivable	$25,100	$12,810	$20,933
Less: Provision for doubtful accounts	—	—	—
Accounts receivable, net	$25,100	$12,810	$20,933

Financial instruments that potentially subject Navios Acquisition to concentrations of credit risk are accounts receivable. Navios Acquisition does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.

For the year ended December 31, 2018, Navios Acquisition’s customers representing 10% or more of total revenue were Navig8 Group of Companies (“Navig8”) and Mansel LTD (“Mansel”) which accounted for 39.2%, 12.1%. For the year ended December 31, 2017, Navios Acquisition’s customers representing 10% or more of total revenue were Navig8, Mansel and Shell Tankers Singapore Private LTD (“Shell”), which accounted for 31.9%, 14.3% and 13.7%, respectively. For the year ended December 31, 2016, Navios Acquisition’s customers representing 10% or more of total revenue were Navig8, Shell and Mansel, which accounted for 33.0%, 20.0% and 14.7%, respectively.

No other customers accounted for 10% or more of total revenue for any of the years presented.